Basis of preparation and material accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2023	[1]	Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Equity	$ (191,651)		$ (185,197)	[1]	$ (186,105)	$ (196,318)
Total movements
Disclosure of reclassifications or changes in presentation [line items]
Equity			$ (10,831)		$ (10,585)	$ 10,459	[2]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	The impact of IFRS 17 on previously reported total equity was $(10,585)m at 30 June 2022 and $(10,831)m at 31 December 2022.